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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13 F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number: _________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clarium Capital Management, LLC
Address: 1114 Avenue of the Americas, 29th Floor
         New York, NY 10036

Form 13F File Number: 28-11772

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Peter Thiel
Title: President
Phone: (212) 903-2800

Signature, Place, and Date of Signing:


/s/ Peter Thiel                          February 15, 2010        New York, NY
----------------------------------   ------------------------   ----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           18
Form 13F Information Table Value Total:       25,302
                                          (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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                           FORM 13F INFORMATION TABLE

        COLUMN 1           COLUMN 2      COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
----------------------  --------------  ---------  --------  ---------------------  ----------  --------  ---------------------
                                                                                                             VOTING AUTHORITY
                                                     VALUE   SHRS OR          PUT/  INVESTMENT    OTHER   ---------------------
    NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  SH/PRN  CALL  DISCRETION  MANAGERS    SOLE   SHARED  NONE
----------------------  --------------  ---------  --------  -------  ------  ----  ----------  --------  -------  ------  ----
AUTOMATIC DATA
PROCESSING IN                COM        053015103       514   12,000    SH             SOLE                12,000     0      0
CONTANGO OIL & GAS
COMPANY                    COM NEW      21075N204       470   10,000    SH             SOLE                10,000     0      0
EXXON MOBIL CORP             COM        30231G102    10,229  150,000    SH             SOLE               150,000     0      0
FORD MTR CO DEL         COM PAR $0.01   345370860       107   10,714    SH             SOLE                10,714     0      0
HEWLETT PACKARD CO           COM        428236103       721   14,000    SH             SOLE                14,000     0      0
INTEL CORP                   COM        458140100       612   30,000    SH             SOLE                30,000     0      0
ISHARES TR INDEX        S&P 100 IDX FD  464287101     1,149   22,330    SH             SOLE                22,330     0      0
ISTAR FINL INC               COM        45031U101       153   59,800    SH             SOLE                59,800     0      0
LSI CORPORATION              COM        502161102        90   15,030    SH             SOLE                15,030     0      0
MCDONALDS CORP               COM        580135101       624   10,000    SH             SOLE                10,000     0      0
MICRON TECHNOLOGY INC        COM        595112103       112   10,627    SH             SOLE                10,627     0      0
NEW FRONTIER MEDIA INC       COM        644398109       112   59,064    SH             SOLE                59,064     0      0
NRG ENERGY INC             COM NEW      629377508       944   40,000    SH             SOLE                40,000     0      0
PROGRESSIVE CORP OHIO        COM        743315103       432   24,000    SH             SOLE                24,000     0      0
QUALCOMM INC                 COM        747525103       694   15,000    SH             SOLE                15,000     0      0
SPDR TR                   UNIT SER 1    78462F103     5,036   45,192    SH             SOLE                45,192     0      0
SYSCO CORP                   COM        871829107       559   20,000    SH             SOLE                20,000     0      0
TOYOTA MOTOR CORP       SP ADR REP2COM  892331307     2,744   32,600    SH    CALL     SOLE


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